Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2025
Revenue
Total revenue	$ 19,206	$ 39,077	$ 65,180	$ 78,075	$ 127,571
Cost of sales
Total cost of sales	19,039	34,296	58,331	74,410	111,784
Gross profit	167	4,781	6,849	3,665	15,787
Acquisition and related costs		20,596
Selling, general, and administrative expenses	1,909	27,415	5,921	8,874	11,931
Loss on digital assets		481
(Gain) loss on disposal of property and equipment	(21)		(13)	(138)	4
State franchise tax expense	15	25	68	52	135
Operating income (loss)	(1,736)	(43,736)	873	(5,123)	3,717
Interest expense	270	902	284	613	620
Interest income		(33)
Income (loss) before income taxes	(2,006)	(44,605)	589	(5,736)	3,097
Income tax benefit		5,677
Net income (loss)	(2,006)	$ (38,928)	589	(5,736)	3,097
Per share data
Loss per share, Basic		$ (0.56)
Loss per share, Diluted		$ (0.56)
Weighted average Class A common stock outstanding, Basic		69,473,454
Weighted average Class A common stock outstanding, Diluted		69,473,454
Product [Member]
Revenue
Total revenue		$ 483
Cost of sales
Total cost of sales		351
Service [Member]
Revenue
Total revenue	19,206	38,594	65,180	78,075	127,571
Cost of sales
Total cost of sales	$ 19,039	$ 33,945	$ 58,331	$ 74,410	$ 111,784